SCHEDULE OF LONG TERM BORROWINGS (Details)	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 123,299
2026	1,635,088
2027	1,179,774
2028 and thereafter
Total long-term bank borrowings	$ 2,938,161